PRINCIPAL ACCOUNTING POLICIES (Details)	12 Months Ended							12 Months Ended				12 Months Ended											1 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY		Dec. 31, 2013 CNY		Dec. 31, 2012 CNY	Sep. 20, 2013 EUR (€)	Dec. 31, 2014 Statutory reserves [Member] CNY	Dec. 31, 2013 Statutory reserves [Member] CNY	Dec. 31, 2012 Statutory reserves [Member] CNY	Dec. 31, 2009 Zhejiang Jinko Solar Company Limited [Member] CNY	Dec. 31, 2014 Land use rights [Member]	Dec. 31, 2014 Land use rights [Member] Manufacturing [Member]	Dec. 31, 2014 Purchased software and trademark registration fees [Member]	Dec. 31, 2014 Minimum [Member] Solar Projects [Member]	Dec. 31, 2014 Maximum [Member] Solar Projects [Member]	Dec. 31, 2014 Building [Member]	Dec. 31, 2014 Machinery and Equipment [Member]	Dec. 31, 2014 Furniture and Fixtures [Member] Minimum [Member]	Dec. 31, 2014 Furniture and Fixtures [Member] Maximum [Member]	Dec. 31, 2014 Vehicles [Member] Minimum [Member]	Dec. 31, 2014 Vehicles [Member] Maximum [Member]	Sep. 20, 2013 Bond [Member]	Dec. 31, 2014 Bond [Member]
Foreign currency translation
Cash, cash equivalents, and restricted cash		1,264,400,000		602,700,000
Debt Instrument [Line Items]
Due to related parties		1,356,140,000	[1]	358,000,000	[1]		2,948,489
Debt maturity date																								Dec. 31, 2015
Convertible debt, conversion rate																							0.01
Stated interest rate																							5.00%
Notes receivable and payable
Allowance against notes receivable				18,000,000
Allowance amount of previous year reversed in 2014 upon subsequent collection		18,000,000
Short-term and long-term advances to suppliers
Provision for advance to suppliers	434,332	2,694,857				227,073,440
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful life																	20 years	10 years	3 years	5 years	4 years	5 years
Interest Capitalization
Interest capitalized		4,103,426		7,086,641		7,507,649
Project assets
Project assets, useful life	20 years	20 years
Finite-Lived Intangible Assets [Line Items]
Lease term															20 years	50 years
Intangible asset, useful life, minimum												20 years	50 years	5 years
Intangible asset, useful life, maximum												70 years	70 years	10 years
Business Acquisition [Line Items]
Goodwill											45,645,832
Revenue recognition
Retainage		194,243,162		169,630,559
Return percentage, minimum	5.00%	5.00%
Retain percentage, maximum	10.00%	10.00%
VAT rate	17.00%	17.00%
Cost of revenue
Cost of solar system integration projects						219,104,382
Cost of electricity sales		101,118,580		12,919,745		5,593,865
Warranty cost
Product defect, minimum warranty	2 years	2 years
Product defect, maximum warranty	5 years	5 years
Product decline, minimum warranty	10 years	10 years
Product decline, maximum warranty	25 years	25 years
Product decline, minimum percentage	10.00%	10.00%
Product decline, maximum percentage	20.00%	20.00%
Provision for warranty cost		287,087,880		195,235,102		130,517,641
Warranty cost expenses		92,255,203		67,516,104		40,213,055
Utilization of warranty accruals		402,425		2,798,643		6,159,049
Shipping and handling
Shipping and handling costs		353,352,484		212,342,881		164,942,482
Long-term payables
Payment term, minimum	2 years	2 years
Payment term, maximum	3 years	3 years
Interest of long-term payable		3,102,066		506,109
Government grants
Subsidy income	8,023,937	49,785,321		7,583,102		40,902,610
Government grants related to assets		92,440,000		63,331,500		119,820,411
Statement [Line Items]
Appropriation to statutory reserves								66,975,887	5,887,925	56,894
Convenience translation
Exchange rate	6.2046	6.2046

[1]	In connection with the issuance of preferred shares by JinkoSolar Power in July 2014, China Development Bank, through its subsidiary, holds 21% equity interests of JinkoSolar Power on an as-if-converted basis. The above borrowings represent borrowings from subsidiaries of China Development Bank.